QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-8255
               -------------------------------------------------
                       Investment Company Act file number


                              THE WORLD FUNDS, INC.
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                           Thomas S. Harman, Esquire
                          Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue, NW
                              Washington, DC 20004
     ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                 (800) 527-9525
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 08/31
                        -------------------------------

                      Date of reporting period: 05/31/06
                      -----------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.



The World Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENT
MAY 31, 2006 (UNAUDITED)
-----------------------------------------------------------------------

CONTENTS:

CSI Equity Fund;
GenomicsFund;
New Market Fund; and
Third Millennium Russia Fund

                                CSI EQUITY FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                            May 31, 2006 (Unaudited)

                                            % of
Number                                       Total     Market
of
Shares    Description                      Investments Value
--------  ------------------------        --------  ----------

          COMMON STOCKS:                     99.74%

          BANKING:                           16.10%


133,000   Banco De Santander  ADR                    $1,921,850

 40,800   Bank of America Corporation                 1,974,720

 50,000   Danske Bank AS                              2,162,500

 41,000   DBS Group Holdings ADR                      1,800,482

 22,700   HSBC Holdings ADR                           1,979,894

 14,000   National Bank Austria                       1,868,300

 34,700   Wachovia Corp.                              1,856,450

 29,700   Wells Fargo & Co.                           1,971,189
                                                      ----------
                                                     15,535,385
                                                      ----------

          BEVERAGES:                          3.52%
 33,000   Anheuser Busch Cos.                         1,506,120
 31,300   Pepsico Inc.                                1,892,398
                                                      ----------
                                                      3,398,518
                                                      ----------

          COMPUTER AND PERIPHERALS:           3.23%
 92,700   Cisco Systems, Inc.                         1,824,336
 51,000   Dell Inc.                                   1,294,380
                                                      ----------
                                                      3,118,716
                                                      ----------

          COMPUTER SOFTWARE/SERVICES:         3.50%
 67,600   Microsoft Corp.                             1,531,140
 35,000   SAP ADR                                     1,842,050
                                                      ----------
                                                      3,373,190
                                                      ----------

          DRUG AND MEDICAL:                   7.09%
 44,400   Abbott Laboratories                         1,895,880
 24,300   Amgen, Inc.                                 1,642,437
 32,000   Johnson & Johnson                           1,927,040
 58,225   Pfizer Inc.                                 1,377,604
                                                      ----------
                                                      6,842,961
                                                      ----------

          ELECTRONICS/EQUIPMENT:              7.56%
 27,000   Canon Inc. ADR                              1,895,400
 22,900   Emerson Electric Co.                        1,889,708
 53,200   General Electric Corp.                      1,822,632
 33,300   Medtronic Inc.                              1,681,317
                                                      ----------
                                                      7,289,057
                                                      ----------

          FINANCIAL:                          5.68%
          American International Group,
 28,700   Inc.                                        1,744,960
 37,500   First Data Corp.                            1,729,125
 32,300   State Street Corp.                          2,005,830
                                                      ----------
                                                      5,479,915
                                                      ----------
          FOOD:                               7.17%
 25,000   Diageo PLC ADR                              1,654,750
 25,300   Nestle S.A. ADR                             1,892,293
 57,900   SYSCO Corp.                                 1,770,582
 28,000   William Wrigley Jr. Company                 1,280,160
          William Wrigley Jr. Company
  7,000   Class B                                       319,900
                                                      ----------
                                                      6,917,685
                                                      ----------

          HOUSEHOLD:                          3.63%
  7,000   Kao Corporation ADR                         1,745,161
 32,300   Proctor & Gamble                            1,752,275
                                                      ----------
                                                      3,497,436
                                                      ----------

          MANUFACTURING:                      6.08%
 43,700   Dupont EI                                   1,858,561
 23,700   3M Company                                  1,982,742
 32,400   United Technologies Corp.                   2,025,648
                                                      ----------
                                                      5,866,951
                                                      ----------

          MATERIALS:                          2.02%
 45,000   BHP Billiton LTD ADR                        1,947,600
                                                      ----------


          MULTIMEDIA:                         1.71%
 54,000   The Walt Disney Company                     1,647,000
                                                      ----------

          OIL:                                7.94%
 28,600   BP PLC ADR                                  2,022,020
 30,400   ConocoPhillips                              1,924,016
 29,000   Schlumberger Ltd.                           1,901,530
 27,800   Total Fina ADR                              1,812,838
                                                      ----------
                                                      7,660,404
                                                      ----------

          RETAIL:                             8.77%
 58,000   Avon Products, Inc.                         1,838,600
 40,000   Bed Bath & Beyond Inc.                      1,406,800
 35,600   Costco Wholesale Corp.                      1,884,308
 45,300   Home Depot Inc.                             1,726,836
 33,000   Wal-Mart Stores, Inc.                       1,598,850
                                                      ----------
                                                      8,455,394
                                                      ----------

          SEMI-CONDUCTORS:                    1.35%
 72,000   Intel Corp.                                 1,297,440
                                                      ----------

          TELECOMMUNICATIONS:                 3.43%
 63,000   China Telecom Ltd Adr                       1,628,550
 37,000   Hutchison Whampoa Ltd Adr                   1,683,640
                                                      ----------
                                                      3,312,190
                                                      ----------

          TRANSPORTATION:                     7.00%
 15,500   Fedex Corporation                           1,693,685
 24,000   Harley-Davidson Inc.                        1,196,400
 25,200   Johnson Controls Inc.                       2,146,284
 16,000   Toyota Motor Corp. ADR                      1,718,080
                                                      ----------
                                                      6,754,449
                                                      ----------

          UTILITIES:                          3.95%
 53,000   E.ON AG ADR                                 2,037,850
 44,600   FPL Group, Inc.                             1,776,418
                                                      ----------
                                                      3,814,268
                                                      ----------



          Total Securities                   99.73%   96,208,559
          Cash and Cash Equivalents           0.27%      257,727
                                            --------  ----------
          Total Investments                 100.00%  $96,466,286
                                            ========  ==========

                                  GENOMICSFUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                            May 31, 2006 (Unaudited)
  Number
    of                                             % of Total             Market
  Shares      Security Description                 Investments            Value
---------------------------------------------     ---------------  -------------

              COMMON STOCKS:                                  99.78%

              BIOPHARMACEUTICALS & BIOTHERAPEUTICS:           26.01%
              (companies with FDA approved
              products)

      7,000   Celegene Corp.                                        $  290,150

      8,600   Genentech, Inc.                                          713,456

      5,300   Gilead Sciences Inc.                                     303,849

     10,700   Telik, Inc.                                              170,986
                                                                       ---------

                                                                     1,478,441
                                                                       ---------
              BIOPHARMACEUTICALS & BIOTHERAPEUTICS:           33.97%
              (companies with products in
              clinical development)

     22,200   Alnylam Pharmaceuticals Inc.                             328,338

      2,400   Amgen Inc.                                               162,216

     20,400   AtheroGenics Inc.                                        271,116

     32,400   Cell Genesys, Inc.                                       200,556

      8,600   CV Therapeutics Inc.                                     143,276

     50,000   deCODE genetics Inc.                                     345,500

     17,600   Human Genome Sciences, Inc.                              192,896

     25,200   ISIS Pharmaceuticals, Inc.                               197,064

     16,000   NeoPharm, Inc.                                           90,080
                                                                       ---------

                                                                     1,931,042
                                                                       ---------
                    BIOINFORMATICS AND ANALYSIS               39.80%
                           TECHNOLOGIES:

      5,000   Affymetrix, Inc.                                         137,550

     32,000   Caliper Life Sciences, Inc.                              164,480
              Charles River Laboratories
      5,900   International, Inc.                                      236,236

      3,800   Covance, Inc.                                            224,466

      6,300   Digene Corporation                                       235,494

     18,000   Exelixis, Inc.                                           195,300
              Fisher Scientific
      3,500   International, Inc.                                      259,875

      3,800   Gen-Probe, Inc                                           205,200

      8,000   PDL BioPharma Inc.                                       162,000

     45,000   Sonus Pharmaceuticals, Inc.                              244,350

      6,700   inVentiv Health Inc.                                     197,918
                                                                       ---------

                                                                     2,262,869
                                                                       ---------

              Total Securities                 99.78%                5,672,352
              Cash and Cash Equivalents         0.22%                   12,427
                                               -------               ---------
              Total Investments                100.00%              $5,684,779
                                               =======               =========

                               THE NEW MARKET FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                             May 31, 2006(Unaudited)

 Number of                                        % of Total       Market
                  Security
  Shares          Description                     Investments       Value
------------      ---------------                 -----------   --------------

                  COMMON STOCK:                       99.54%

                  COMPUTERS & SERVICES:                4.14%
                  Microsoft
     11,000       Corp.                                         $     249,150
                                                                --------------

                  CONSUMER GOODS:                      5.31%

      8,300       Cadbury Schweppes plc Spons ADR                     319,882
                                                                --------------

                  ENERGY:                              9.57%

      3,400       Chevron Corp.                                       203,286

      2,200       Dominion Resources, Inc.                            159,676
                  ExxonMobil
      3,500       Corp.                                               213,185
                                                                --------------

                                                                      576,147
                                                                --------------

                  FINANCIALS:                         11.94%

      3,500       American Express Co.                                190,260

      3,500       Capital One Financial Corp.                         289,695
                  Wells Fargo &
      3,600       Co.                                                 238,932
                                                                --------------

                                                                      718,887
                                                                --------------

                  INSURANCE:                          12.71%

        180       Berkshire Hathaway Inc-Class B                      552,420
                  White Mountains Insurance
        400       Group, Ltd.                                         213,024
                                                                --------------
                                                                      765,444
                                                                --------------

                  MANUFACTURING:                      23.17%
                  Altria Group
      5,000       Inc.                                                361,750

      4,500       British American Tobacco PLC                        224,100

      6,000       The Coca Cola Company                               264,180

      7,700       General Electric Company                            263,802

      4,375       The Proctor & Gamble Co.                            237,344

      1,000       UST, Inc.                                            44,010
                                                                --------------

                                                                    1,395,186
                                                                --------------

                  MEDICAL:                            13.95%

      5,000       Johnson & Johnson                                   301,100

      6,300       Novartis Ag                                         349,524

      8,000       Pfizer Inc.                                         189,280
                                                                --------------

                                                                      839,904
                                                                --------------

                  REIT:                                3.95%
                  United Dominion Realty Trust,
      8,800       Inc.                                                237,688
                                                                --------------

                  RETAIL:                              3.62%

      4,500       Wal-Mart Stores, Inc.                               218,025
                                                                --------------

                  TECHNOLOGY:                          6.46%

     12,000       Cisco Systems, Inc.                                 236,160

      8,500       Intel Corp.                                         153,170
                                                                --------------

                                                                      389,330
                                                                --------------

                  TRANSPORT SERVICES:                  4.72%

      2,600       FedEx Corp.                                         284,102
                                                                --------------


                  Total Securities                    99.54%        5,993,745

                  Cash and Cash Equivalents            0.46%           27,601
                                                  -----------   --------------
                  Total Investments                  100.00%      $ 6,021,346
                                                  ===========   ==============

                          THIRD MILLENNIUM RUSSIA FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                            May 31, 2006 (unaudited)


  Number
    of                                            % of Total      Market
  Shares     Security Description                 Investments      Value
-----------  -----------------------------------  -----------  --------------

             COMMON STOCK:                            96.85%

             AGRICULTURE/CHEMICALS:                    8.71%
    29,000   Acron                                                   797,500
    10,000   Azot Open Joint GDR                                     500,331
   499,734   Kazanorgsintez ADR                                    1,199,362
   456,000   Nizhnekamskneftekhim                                    437,760
    10,735   Salavatnefteorgsintez                                   654,835
   162,000   Stirol ADR                                            2,846,499
 3,330,000   Uralkaliy                                             4,562,100
                                                               --------------

                                                                  10,998,387
                                                               --------------

             CELLULAR TELECOMMUNICATION:               2.66%
    81,000   Vimpel Communications ADR                             3,361,500
                                                               --------------

             CONSUMER:                                 6.94%
    45,000   Cherkizovo Group 144A                                   686,250
    24,900   Kalina Sponsored ADR                                  1,020,900
    63,882   Kalina Concern GDR 144A                               2,366,828
   156,250   RBC Information System ADR                            4,687,500
                                                               --------------
                                                                   8,761,478
                                                               --------------

             FINANCIAL:                                0.41%
     2,750   JSC Kazkommertsbank GDR                                 511,556
                                                               --------------

             GAS DISTRIBUTION:                        12.47%
   750,000   Gazprom RTS Trading                                   7,987,500
   235,000   Novatek OAO Spon GDR                                  7,755,000
                                                               --------------
                                                                  15,742,500
                                                               --------------

             NATURAL RESOURCES:                       11.41%
21,000,000   Charaltyn                                               699,300
    55,000   Norilsk ADR                                           6,668,750
    30,000   Polyus Gold  Company                                  1,530,000
    10,000   Polyus Gold Company ZAO ADR                             494,000
    21,000   Verkhanaya Salda Metal                                4,504,500
    16,000   Yuzny Kuzbass GTS                                       512,000
                                                               --------------
                                                                  14,408,550
                                                               --------------

             OIL DISTRIBUTION:                        26.19%
   400,000   Arawak Energy Corp.                                   1,033,920
   800,000   Caspian Services Inc.                                 3,920,000
   996,250   Dragon Oil PLC                                        3,624,271
     2,000   Komsomolsk Oil                                          131,000
   184,000   Lukoil ADR                                           14,168,000
 2,541,400   TNK BP Holding ORD                                    6,353,500
 1,082,000   Ufaneftekhim                                          3,841,100
                                                               --------------
                                                                  33,071,791
                                                               --------------

             OIL PRODUCTION:                           7.53%
    77,000   Surgutneftegaz ADR                                    5,159,000
    30,000   Surgutneftegaz PFD ADR                                3,165,000
   183,554   Teton Energy Corp.                                    1,180,252
                                                               --------------
                                                                   9,504,252
                                                               --------------

             STEEL:                                    5.12%
    29,104   Novolipetsk Steel GDR 144A                              669,392
    17,750   Seversky Tube Works ADR                               2,360,750
    55,000   Severstal                                             3,437,500
                                                               --------------
                                                                   6,467,642
                                                               --------------

             TRANSPORTATION:                           3.62%
     8,800   Aeroflot GDR                                          1,496,000
   116,333   IRKUT Sponsored ADR                                   3,071,191
                                                               --------------
                                                                   4,567,191
                                                               --------------

             UTILITIES:                                8.03%
 2,696,151   Renshares Utility                                     4,799,149
    63,990   RAO Unified Energy System ADR                         3,839,400
    25,000   RAO Unified Energy System GDR                         1,497,750
                                                               --------------
                                                                  10,136,299
                                                               --------------

             WIRELINE TELECOMMUNICATION:               3.76%
    80,000   AFK Sistema REG S GDR                                 1,744,000
   120,000   Comstar United Telesys                                  714,000
   100,000   Comstar United Telesys GDR                              580,000
    30,000   Sibirtelecom ADR                                      1,704,000
                                                               --------------
                                                                   4,742,000
                                                               --------------



             Total Securities                         96.85%   122,273,146

             Cash and Cash Equivalents                 3.15%     3,980,463
                                                  -----------  --------------
             Total Investments                       100.00%  $126,253,609
                                                  ===========  ==============

For information on each Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the applicable Fund's most recent semi-annual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The World Funds, Inc.
             -----------------------------

By:  /s/ John Pasco, III
     -------------------------------------
         John Pasco, III
         Principal Executive Officer

Date: July 27, 2006
      ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Executive Officer

Date: July 27, 2006
      ------------------------------------


By:  /s/ Karen M. Shupe
     -------------------------------------
        Karen M. Shupe
        Principal Financial Officer

Date: July 27, 2006
      ------------------------------------